Current and long-term debt - 2023 $117.4 million credit facility (Details)	1 Months Ended
	May 31, 2023 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 861,967,000	$ 1,588,290,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		877,993,000	1,617,439,000
2023 $117.4 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 117,400,000
Borrowings instrument, term	5 years
Periodic borrowing payment amount	$ 4,300,000
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	150.00%
2023 $117.4 Million Credit Facility | Vessels | STI Battersea, STI Wembley, STI Texas City, STI Meraux, STI Mayfair, STI St. Charles, STI Alexis
Disclosure of detailed information about borrowings [line items]
Vessels pledged as security | vessel	7
2023 $117.4 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 91,883,000	$ 108,890,000
2023 $117.4 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
2023 $117.4 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship	500,000
Liquidity requirement, per each chartered-in ship	$ 250,000
2023 $117.4 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.925%